Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets		¥ 14,270,672	¥ 13,563,082	¥ 13,067,528
Total Liabilities		10,899,271	10,459,938
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		675,948	714,540
Total Liabilities		472,454	458,182
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	897,964	913,307
Total Liabilities	[1]	483,558	466,633
Assets which are pledged as collateral	[2]	675,948	714,540
Commitments	[3]	87,983	65,041
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	1,988	1,996
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	60,762	63,935
Total Liabilities	[1]	12,576	12,977
Assets which are pledged as collateral	[2]	16,241	17,923
Commitments	[3]	0	3,720
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	214	431
Total Liabilities	[1]	5	158
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	132,805	104,364
Total Liabilities	[1]	302	316
Assets which are pledged as collateral	[2]	0	35
Commitments	[3]	45,241	25,299
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	223,807	266,662
Total Liabilities	[1]	160,434	158,620
Assets which are pledged as collateral	[2]	223,807	266,662
Commitments	[3]	0	828
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	542	511
Total Liabilities	[1]	1,093	992
Assets which are pledged as collateral	[2]	542	511
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	278,660	304,064
Total Liabilities	[1]	219,476	226,224
Assets which are pledged as collateral	[2]	260,551	285,149
Commitments	[3]	42,742	35,194
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	199,186	171,344
Total Liabilities	[1]	89,672	67,346
Assets which are pledged as collateral	[2]	174,807	144,260
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.